Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated March 29, 2018
to the Prospectus and Summary Prospectus, each as supplemented of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2018
The following paragraph is hereby added to the "Performance Information" section in the Fund's Summary Prospectus and in the "Summary of the Fund" section of the Fund's Prospectus:
Effective March 30, 2018 (the Effective Date), the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (Net) (the New Index). Prior to this date, the Fund compared its performance to that of the S&P Global 1200 Information Technology Index (Total Return)  (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance.
Additionally, as of the Effective Date, the "Average Annual Total Returns" table in the "Performance Information" section in the Fund's Summary Prospectus and in the "Summary of the Fund" section of the Fund's Prospectus is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		6.24%	18.77%	8.64%
returns after taxes on distributions		6.15%	18.31%	8.32%
returns after taxes on distributions and sale of Fund shares		3.61%	15.71%	6.99%
Class Adv returns before taxes	11/08/2012	12.94%	20.49%	9.57%
Class C returns before taxes	10/13/2003	10.86%	19.28%	8.47%
Class Inst returns before taxes	11/09/2000	13.01%	20.48%	9.57%
Class Inst2 returns before taxes	11/08/2012	13.14%	20.63%	9.63%
Class Inst3 returns before taxes	03/01/2016	13.20%	20.52%	9.58%
S&P Global 1200 Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		13.70%	14.77%	7.83%
S&P Global 1200 Information Technology Index (Total Return) (reflects no deductions for fees, expenses or taxes)		14.25%	15.30%	8.26%
ICE BofAML 100 Technology Index (reflects no deductions for fees, expenses or taxes)		11.83%	14.59%	6.99%

The rest of the section remains the same.

Columbia Global Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated March 29, 2018
to the Prospectus and Summary Prospectus, each as supplemented of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2018
The following paragraph is hereby added to the "Performance Information" section in the Fund's Summary Prospectus and in the "Summary of the Fund" section of the Fund's Prospectus:
Effective March 30, 2018 (the Effective Date), the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (Net) (the New Index). Prior to this date, the Fund compared its performance to that of the S&P Global 1200 Information Technology Index (Total Return)  (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance.
Additionally, as of the Effective Date, the "Average Annual Total Returns" table in the "Performance Information" section in the Fund's Summary Prospectus and in the "Summary of the Fund" section of the Fund's Prospectus is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		6.24%	18.77%	8.64%
returns after taxes on distributions		6.15%	18.31%	8.32%
returns after taxes on distributions and sale of Fund shares		3.61%	15.71%	6.99%
Class Adv returns before taxes	11/08/2012	12.94%	20.49%	9.57%
Class C returns before taxes	10/13/2003	10.86%	19.28%	8.47%
Class Inst returns before taxes	11/09/2000	13.01%	20.48%	9.57%
Class Inst2 returns before taxes	11/08/2012	13.14%	20.63%	9.63%
Class Inst3 returns before taxes	03/01/2016	13.20%	20.52%	9.58%
S&P Global 1200 Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		13.70%	14.77%	7.83%
S&P Global 1200 Information Technology Index (Total Return) (reflects no deductions for fees, expenses or taxes)		14.25%	15.30%	8.26%
ICE BofAML 100 Technology Index (reflects no deductions for fees, expenses or taxes)		11.83%	14.59%	6.99%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 30, 2018 (the Effective Date), the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (Net) (the New Index). Prior to this date, the Fund compared its performance to that of the S&P Global 1200 Information Technology Index (Total Return) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance.
Columbia Global Technology Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.24%
5 Years	rr_AverageAnnualReturnYear05	18.77%
10 Years	rr_AverageAnnualReturnYear10	8.64%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	20.49%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Global Technology Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	19.28%
10 Years	rr_AverageAnnualReturnYear10	8.47%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2003
Columbia Global Technology Growth Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.01%
5 Years	rr_AverageAnnualReturnYear05	20.48%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2000
Columbia Global Technology Growth Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	20.63%
10 Years	rr_AverageAnnualReturnYear10	9.63%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Global Technology Growth Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	20.52%
10 Years	rr_AverageAnnualReturnYear10	9.58%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016
Columbia Global Technology Growth Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	18.31%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	15.71%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | S&P Global 1200 Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	14.77%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Columbia Global Technology Growth Fund | S&P Global 1200 Information Technology Index (Total Return) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.25%
5 Years	rr_AverageAnnualReturnYear05	15.30%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Columbia Global Technology Growth Fund | ICE BofAML 100 Technology Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	14.59%
10 Years	rr_AverageAnnualReturnYear10	6.99%